UNAUDITED PRO FORMA COMBINED STATEMENTS OF OPERATIONS - Unaudited Pro-forma - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
(California Corporation)
Revenues	$ 0	$ 0
Cost of goods sold	0	0
Gross profit	0	0
Operating expenses:
Operating expense	0	0
Total operating expenses	0	0
Operating profit (loss)	0	0
Non-operating expenses
Other income (expense)	(11)	(11)
Total non-operating expenses, net	(11)	(11)
Loss before income taxes	(11)	(11)
Income tax provision	0	0
Net Income (Loss)	(11)	(11)
(Florida Corporation)
Revenues	671,853	1,521,022
Cost of goods sold	349,087	767,133
Gross profit	322,766	753,889
Operating expenses:
Operating expense	226,526	1,238,964
Total operating expenses	226,526	1,238,964
Operating profit (loss)	96,240	(485,075)
Non-operating expenses
Other income (expense)	(9,503)	(18,510)
Total non-operating expenses, net	(9,503)	(18,510)
Loss before income taxes	86,737	(503,585)
Income tax provision	0	0
Net Income (Loss)	$ 86,737	$ (503,585)
Basic profit (loss) per common share	$ (0.09)	$ (0.61)
Diluted profit (loss) per common share	$ (0.07)	$ (0.44)
Basic weighted average common shares outstanding	1,001,446	826,121
Diluted weighted average common shares outstanding	1,308,013	1,136,047
Revenues	$ 671,853	$ 1,521,022
Cost of goods sold	349,087	767,133
Gross profit	322,766	753,889
Operating expense	226,526	1,238,964
Total operating expenses	226,526	1,238,964
Operating profit (loss)	96,240	(485,075)
Other income (expense)	(9,514)	(18,521)
Total non-operating expenses, net	(9,514)	(18,521)
Loss before income taxes	86,726	(503,596)
Income tax provision	0	0
Net Income (Loss)	$ 86,726	$ (503,596)
Basic profit (loss) per common share	$ (0.61)	$ (0.61)
Diluted profit (loss) per common share	$ (0.44)	$ (0.44)
Basic weighted average common shares outstanding	51,001,446	50,826,121
Diluted weighted average common shares outstanding	51,308,013	51,136,047